8. Notes Payable (Sept 2020 Note) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable	$ 1,080,600	$ 2,812,709	$ 2,478,869
Notes payable, current maturities	(60,000)	2,812,709	2,478,869
Notes payable, long term	1,020,600	0	0
Note Payable 1 [Member]
Notes payable	20,000	80,000	80,000
Note Payable 2 [Member]
Notes payable	40,000	100,000	100,000
Note Payable 3 [Member]
Notes payable	0	0	298,869
Note Payable 4 [Member]
Notes payable	0	632,709
Note Payable 5 [Member]
Notes payable	$ 1,020,600	$ 2,000,000	$ 2,000,000